Share Based Compensation (Options) (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Stock option activity and related information
Outstanding Beginning balance, options	26,768
Outstanding Beginning balance, Weighted average exercise price	$ 8.87
Granted, options	3,299
Granted, Weighted average exercise price	$ 7.07
Exercised, options	2,498	0
Exercised, Weighted Average Exercise price	$ 5.77
Forfeited or expired , options	(4,269)
Forfeited or expired, Weighted average exercise price	$ 16.17
Outstanding Ending balance, options	23,300
Outstanding Ending balance, Weighted average exercise price	$ 7.61
Outstanding Ending balance, Weighted average remaining contractual life (years)	4 years 2 months
Outstanding Ending balance, Aggregate intrinsic value	$ 71,702
Vested and expected to vest, options	8,893
Vested and expected to vest, Weighted average exercise price	$ 6.55
Vested and expected to vest, Weighted average remaining contractual life (years)	5 years 4 months
Vested and expected to vest, Aggregate intrinsic value	27,606
Exercisable, options	13,536
Exercisable, Weighted average exercise price	$ 8.37
Exercisable, Weighted average Remaining contractual life (years)	3 years 5 months
Exercisable, Aggregate intrinsic value	$ 41,570